Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
($’s in Thousands)

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Total for Non-PEO NEOs (2)	Average Compensation Actually Paid for Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment based on:		Net Income (6)	Company Selected Measure (7)
					Company TSR (4)	Peer Group TSR (5)

2024	$6,266	$3,589	$2,036	$1,637	33.46	203.37	($103,046)	$89,547

2023	$6,599	$7,749	$2,132	$2,217	39.11	147.49	($84,297)	$91,608

2022	$5,926	($1,399)	$1,246	$136	27.34	113.61	($176,431)	$57,946

2021	$5,394	$1,521	$1,307	$858	72.62	123.67	$2,729	$41,858

2020	$3,793	$5,709	$1,113	$1,268	78.14	112.44	($21,975)	$35,177
(1)	Amounts reported per year include only data reported for the NEOs for the corresponding year.
(2)
The amounts reported in this column correspond to the amounts reported in the Company’s Proxy Statement Summary Compensation Table (“SCT”). The PEO in each covered year is Mr. Grasberger. The non-PEO NEOs for whom the average compensation is presented in this table for fiscal year 2025 are Messrs. Vadaketh, Hochman, Beswick, and Ms. Kozak. For 2023, Messrs. Vadaketh, Minan, Hochman, Beswick, and Ms. Kozak, and Mr. Mitchell. For 2022, Messrs. Minan, Aga, Hochman, Mitchell, Ms. Kozak, Mr. Stanton, and Ms. Livingston. For 2021, the NEOs include Messrs. Minan, Aga, Hochman, Stanton, and Ms. Livingston. For 2020, the NEOs include Messrs. Minan, Hochman, Stanton, Ms. Livingston, and Ms. McKenzie.

(3)	PEO and non-PEO NEO CAP was calculated as follows:

Year	Summary Compensation Table Total	Less: Grant Date Fair Value per SCT Total Pay	Additions To : SCT Total Pay (a)	Compensation Actually Paid

F. Nicholas Grasberger III, CEO serving as the PEO

2024	$6,266,045	($ 4,381,153)	$1,704,164	$3,589,056

2023	$6,598,650	($4,374,308)	$5,525,031	$7,749,373

2022	$5,926,007	($3,938,251)	($3,386,836)	($1,399,081)

2021	$5,393,717	($3,920,447)	$47,772	$1,521,043

2020	$3,793,021	($2,173,365)	$4,089,080	$5,708,736

Average of Other NEO’s

2024	$2,036,377	($1,035,406)	$635,679	$1,636,651

2023	$2,131,871	($915,230)	$1,000,131	$2,216,771

2022	$1,245,591	($630,208)	($479,135)	$136,248

2021	$1,307,238	($612,034)	$162,649	$857,853

2020	$1,112,707	($472,960)	$627,920	$1,267,667
(a)
The additions to the SCT includes the year-end Fair Market Value (“FMV”) of the awards granted for the applicable year plus or minus the annual change in the FMV as of the year-end for unvested awards granted in prior years as well as plus or minus the change in the FMV as of the date of vesting for awards vested in each applicable year versus the ending stock price of the prior year. The FMV of each PSU grant was estimated on the measurement date using a Monte Carlo pricing model and is reported on the table below. In addition, the FMV for each SAR grant was estimated on the measurement date using a Black Scholes pricing model; details noted below.

Performance Share Units

Measurement Dates	12/31/2019		12/31/2020		12/31/2021		12/31/2022		12/31/2023		12/31/2024		At Vesting

Award Grant Date	Fair Value Price	Stock Price @ Valuation Date	Fair Value Price	Stock Price @ Valuation Date	Fair Value Price	Stock Price @ Valuation Date	Fair Value Price	Stock Price @ Valuation Date	Fair Value Price	Stock Price @ Valuation Date	Fair Value Price	Stock Price @ Valuation Date	Vesting Date	Stock Price (i)

3/2/2018	$35.24	$23.01											12/31/2020	$17.98

7/30/2018	$35.24	$23.01											12/31/2020	$17.98

3/6/2019	$25.78	$23.01	$15.71	$17.98									12/31/2021	$16.71

3/10/2020			$20.69	$17.98	$6.48	$16.71							12/31/2022	$6.29

10/19/2020			$20.69	$17.98	$6.48	$16.71							12/31/2022	$6.29

3/1/2021					$19.52	$16.71	$1.26	$6.29					12/31/2023	$9.00

3/4/2022							$3.58	$6.29	$1.89	$9.00			12/31/2024	$7.70

3/7/2023									$13.12	$9.00	$7.67	$7.70

5/9/2023									$13.12	$9.00	$7.67	$7.70

3/11/2024											$9.86	$7.70

Stock Appreciation Rights

Grant Date (ii)	Measurement Date	Stock Price At Measurement Date	Strike Price	Risk Free Rate	Volatility	Expected Life	Black Scholes Fair Value

3/3/2017	12/31/2019	$23.01	$13.70	1.64%	45.64%	3.68	$12.29

3/3/2017	3/3/2020	$11.40	$13.70	0.75%	55.49%	4.15	$4.39

3/2/2018	12/31/2019	$23.01	$19.80	1.66%	53.19%	4.42	$11.24

3/2/2018	3/2/2020	$12.18	$19.80	0.92%	51.43%	5.71	$4.22

3/2/2018	12/31/2020	$17.98	$19.80	0.27%	61.39%	4.03	$7.90

3/2/2018	3/2/2021	$17.02	$19.80	0.47%	62.83%	4.05	$7.45

7/30/2018	12/31/2019	$23.01	$24.65	1.69%	51.20%	5.11	$10.17

7/30/2018	7/30/2020	$15.83	$24.65	0.28%	61.33%	5.59	$6.82

7/30/2018	12/31/2020	$17.98	$24.65	0.38%	63.67%	5.14	$8.25

7/30/2018	7/30/2021	$20.12	$24.65	0.56%	61.85%	4.21	$8.60

3/6/2019	12/31/2019	$23.01	$22.51	1.70%	50.99%	5.18	$10.80

3/6/2019	3/6/2020	$10.29	$22.51	0.69%	47.34%	7.21	$2.97

3/6/2019	12/31/2020	$17.98	$22.51	0.40%	63.37%	5.27	$8.72

3/6/2019	3/6/2021	$16.95	$22.51	0.81%	64.52%	5.10	$8.08

3/6/2019	12/31/2021	$16.71	$22.51	1.21%	61.11%	4.69	$7.19

3/6/2019	3/6/2022	$12.65	$22.51	1.65%	61.30%	5.20	$5.01

3/10/2020	12/31/2020	$17.98	$10.29	0.39%	63.45%	5.19	$11.86

3/10/2020	3/10/2021	$18.10	$10.29	0.68%	61.17%	4.50	$11.44

3/10/2020	12/31/2021	$16.71	$10.29	1.18%	61.69%	4.44	$10.34

Stock Appreciation Rights

Grant Date (ii)	Measurement Date	Stock Price At Measurement Date	Strike Price	Risk Free Rate	Volatility	Expected Life	Black Scholes Fair Value

3/10/2020	3/10/2022	$13.46	$10.29	1.89%	65.65%	4.00	$7.74

3/10/2020	12/31/2022	$6.29	$10.29	3.95%	64.86%	5.21	$2.98

3/10/2020	3/10/2023	$7.41	$10.29	3.99%	67.69%	4.59	$3.69

10/19/2020	12/31/2020	$17.98	$14.89	0.48%	61.60%	5.80	$10.62

10/19/2020	10/19/2021	$16.97	$14.89	1.05%	61.00%	4.50	$8.96

10/19/2020	12/31/2021	$16.71	$14.89	1.26%	59.97%	5.05	$9.09

10/19/2020	10/19/2022	$4.51	$14.89	4.07%	63.01%	7.10	$1.85

10/19/2020	12/31/2022	$6.29	$14.89	3.93%	61.42%	6.55	$2.73

3/1/2021	12/31/2021	$16.71	$18.58	1.31%	59.08%	5.62	$8.49

3/1/2021	3/1/2022	$12.01	$18.58	1.62%	63.29%	6.27	$5.99

3/1/2021	12/31/2022	$6.29	$18.58	3.92%	63.66%	7.18	$2.78

3/1/2021	3/1/2023	$8.41	$18.58	4.15%	61.26%	6.43	$3.75

3/1/2021	12/31/2023	$9.00	$18.58	3.82%	64.42%	5.67	$3.98

3/1/2021	3/1/2024	$8.26	$18.58	4.14%	64.45%	5.66	$3.52

3/4/2022	12/31/2022	$6.29	$12.65	3.91%	63.45%	7.41	$3.34

3/4/2022	3/4/2023	$8.37	$12.65	4.15%	61.82%	6.19	$4.38

3/4/2022	12/31/2023	$9.00	$12.65	3.82%	64.47%	5.63	$4.75

3/4/2022	3/4/2024	$8.27	$12.65	4.17%	65.02%	5.54	$4.24

3/4/2022	12/31/2024	$7.70	$12.65	4.34%	66.91%	5.20	$3.80

3/7/2023	12/31/2023	$9.00	$7.45	3.81%	66.53%	5.19	$5.72

3/7/2023	3/7/2024	$8.33	$7.45	4.08%	68.16%	4.50	$4.98

3/7/2023	12/31/2024	$7.70	$7.45	4.30%	58.60%	4.43	$4.02

5/9/2023	12/13/2023	$9.00	$9.31	3.81%	64.92%	5.51	$5.33

5/9/2023	5/9/2024	$8.30	$9.31	4.42%	66.97%	5.04	$4.75

5/9/2023	12/13/2024	$7.70	$9.31	4.35%	66.45%	5.33	$4.36

3/11/2024	12/13/2024	$7.70	$8.20	4.36%	66.36%	5.47	$4.62
(i)	Stock Prices reported equal the company’s year-end stock price for the vesting dates noted.
(ii)	The March 2020 grant FMV was estimated on measurement date using a Monte Carlo simulation because exercise price is greater than the FMV of Enviri Common Stock on the grant date.
(4)	Enviri’s and the Peer Group’s Total Stockholders Return (“TSR”) is based on investing $100 on December 31, 2019.
(5)	The Peer Group utilized is the Dow Jones US Diversified Industrials.
(6)	Amounts reflect the Net Income (Loss) of the Company as reported in the Form 10-K Annual Report for the corresponding fiscal years of 2024, 2023, 2022, 2021 and 2020.
(7)
Amounts reflect the adjusted Enviri Business Unit Contribution (BUC) as reported in the Company’s Proxy Statement for the years 2024, 2023, 2022, 2021 and 2020. For further details, please refer to the “AIP Performance Metrics and Payouts” section in the CD&A.

Company Selected Measure Name	Business Unit Contribution (BUC)
Named Executive Officers, Footnote
(2)
The amounts reported in this column correspond to the amounts reported in the Company’s Proxy Statement Summary Compensation Table (“SCT”). The PEO in each covered year is Mr. Grasberger. The non-PEO NEOs for whom the average compensation is presented in this table for fiscal year 2025 are Messrs. Vadaketh, Hochman, Beswick, and Ms. Kozak. For 2023, Messrs. Vadaketh, Minan, Hochman, Beswick, and Ms. Kozak, and Mr. Mitchell. For 2022, Messrs. Minan, Aga, Hochman, Mitchell, Ms. Kozak, Mr. Stanton, and Ms. Livingston. For 2021, the NEOs include Messrs. Minan, Aga, Hochman, Stanton, and Ms. Livingston. For 2020, the NEOs include Messrs. Minan, Hochman, Stanton, Ms. Livingston, and Ms. McKenzie.

Peer Group Issuers, Footnote	The Peer Group utilized is the Dow Jones US Diversified Industrials.
PEO Total Compensation Amount	$ 6,266,045	$ 6,598,650	$ 5,926,007	$ 5,393,717	$ 3,793,021
PEO Actually Paid Compensation Amount	$ 3,589,056	7,749,373	(1,399,081)	1,521,043	5,708,736
Adjustment To PEO Compensation, Footnote
(3)	PEO and non-PEO NEO CAP was calculated as follows:

Year	Summary Compensation Table Total	Less: Grant Date Fair Value per SCT Total Pay	Additions To : SCT Total Pay (a)	Compensation Actually Paid

F. Nicholas Grasberger III, CEO serving as the PEO

2024	$6,266,045	($ 4,381,153)	$1,704,164	$3,589,056

2023	$6,598,650	($4,374,308)	$5,525,031	$7,749,373

2022	$5,926,007	($3,938,251)	($3,386,836)	($1,399,081)

2021	$5,393,717	($3,920,447)	$47,772	$1,521,043

2020	$3,793,021	($2,173,365)	$4,089,080	$5,708,736

Average of Other NEO’s

2024	$2,036,377	($1,035,406)	$635,679	$1,636,651

2023	$2,131,871	($915,230)	$1,000,131	$2,216,771

2022	$1,245,591	($630,208)	($479,135)	$136,248

2021	$1,307,238	($612,034)	$162,649	$857,853

2020	$1,112,707	($472,960)	$627,920	$1,267,667

Non-PEO NEO Average Total Compensation Amount	$ 2,036,377	2,131,871	1,245,591	1,307,238	1,112,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,636,651	2,216,771	136,248	857,853	1,267,667
Adjustment to Non-PEO NEO Compensation Footnote
(3)	PEO and non-PEO NEO CAP was calculated as follows:

Year	Summary Compensation Table Total	Less: Grant Date Fair Value per SCT Total Pay	Additions To : SCT Total Pay (a)	Compensation Actually Paid

F. Nicholas Grasberger III, CEO serving as the PEO

2024	$6,266,045	($ 4,381,153)	$1,704,164	$3,589,056

2023	$6,598,650	($4,374,308)	$5,525,031	$7,749,373

2022	$5,926,007	($3,938,251)	($3,386,836)	($1,399,081)

2021	$5,393,717	($3,920,447)	$47,772	$1,521,043

2020	$3,793,021	($2,173,365)	$4,089,080	$5,708,736

Average of Other NEO’s

2024	$2,036,377	($1,035,406)	$635,679	$1,636,651

2023	$2,131,871	($915,230)	$1,000,131	$2,216,771

2022	$1,245,591	($630,208)	($479,135)	$136,248

2021	$1,307,238	($612,034)	$162,649	$857,853

2020	$1,112,707	($472,960)	$627,920	$1,267,667

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and BUC For more information a bou t BUC, please refer to the “AIP Performance Metrics and Payout” section in the CD&A.
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2024 to our performance were:

Tabular List of Most Important Financial Measures Used for Determining NEO Pay

Business Unit Contribution – (“BUC”)

Relative Total Stockholder Return – (“rTSR”)

Total Shareholder Return Amount	$ 33,460	39,110	27,340	72,620	78,140
Peer Group Total Shareholder Return Amount	203,370	147,490	113,610	123,670	112,440
Net Income (Loss)	$ (103,046,000)	$ (84,297,000)	$ (176,431,000)	$ 2,729,000	$ (21,975,000)
Company Selected Measure Amount	89,547,000	91,608,000	57,946,000	41,858,000	35,177,000
PEO Name	Mr. Grasberger
Measure:: 1
Pay vs Performance Disclosure
Name	Business Unit Contribution – (“BUC”)
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return – (“rTSR”)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,381,153)	$ (4,374,308)	$ (3,938,251)	$ (3,920,447)	$ (2,173,365)
PEO | SCT Total Pay [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,704,164	5,525,031	(3,386,836)	47,772	4,089,080
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,035,406)	(915,230)	(630,208)	(612,034)	(472,960)
Non-PEO NEO | SCT Total Pay [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 635,679	$ 1,000,131	$ (479,135)	$ 162,649	$ 627,920